UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21927

AMM Funds

(Exact Name of Registrant as Specified in Charter)

PO Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Address of Principal Executive Offices)  (Zip Code)

Gabriel B. Wisdom

PO Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  858-755-0909

Date of fiscal year end: July 31

Date of reporting period: January 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

January 31, 2009

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

PORTFOLIO ANALYSIS

JANUARY 31, 2009 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

PORTFOLIO ANALYSIS

JANUARY 31, 2009 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the class of securities the underlying securities represent as a percentage of the portfolio of investments.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2009 (UNAUDITED)

Shares		Value

COMMON STOCKS - 48.20%

Consumer Discretionary - 3.07%
12,000	American Eagle Outfitters, Inc.	$ 108,120
6,000	Coach, Inc.*	87,600
20,000	Jamba, Inc.*	11,000
18,000	Starbucks Corp.*	169,920
		376,640
Consumer Staples - 2.67%
6,000	Procter & Gamble Co.	327,000

Energy - 3.73%
10,000	Chesapeake Energy Corp.	158,100
3,000	Ensco International, Inc.	82,080
2,000	Occidental Petroleum Corp.	109,100
5,000	Petro-Canada (Canada)	107,950
		457,230
Financials - 4.85%
937	Alleghany Corp.*	255,267
3	Berkshire Hathaway, Inc. Class A*	268,506
10,000	Discover Financial Services	71,500
		595,273
Heathcare - 8.71%
8,000	Medtronic Inc.	267,920
10,000	Pfizer, Inc.	145,800
12,000	United Health Group, Inc.	339,960
11,500	Walgreen Co.	315,215
		1,068,895
Industrials - 10.01%
5,000	3M Co.	268,950
4,000	ABB Ltd.	52,200
4,000	Chicago Bridge & Iron Co. NV	45,040
10,000	Cintas Corp.	227,500
9,000	Emerson Electric Co.	294,300
7,000	Expeditors International of Washington, Inc.	194,670
12,000	General Electric Co.	145,560
		1,228,220

*Non-income producing security during the period

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

SCHEDULE OF INVESTMENTS - CONTINUED

JANUARY 31, 2009 (UNAUDITED)

Shares		Value

Information Technology - 15.16%
12,000	Accenture Ltd. Class A	378,720
14,000	Analog Devices, Inc.	279,720
8,000	Cisco Systems, Inc.*	119,760
13,000	Cognizant Technology Solutions Corp.*	243,490
5,000	Infosys Technologies Ltd. (India)	132,800
14,000	Microsoft Corp.	239,400
14,000	Paychex, Inc.	340,060
2,000	Research in Motion Ltd.*	110,800
8,000	Satyam Computer Services Ltd. ADR (India)	15,200
		1,859,950

TOTAL FOR COMMON STOCKS (Cost $9,392,239) - 48.20%		5,913,208

EXCHANGE TRADED FUNDS - 12.58%
15,000	Financial Select Sector SPDR	138,600
10,000	ishares Dow Jones US Pharmaceuticals	435,800
1,000	SPDR Gold Shares *	91,310
10,000	Ultrashort 20+ Year Treasury Proshares	478,000
10,000	Ultra QQQ Proshares	290,600
5,000	Ultra S&P 500 Proshares	109,700

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,653,066) - 12.58%		1,544,010

SHORT TERM INVESTMENTS - 32.32%
3,964,286	Fidelity Money Market Portfolio Class Select 0.67%**	3,964,286

TOTAL SHORT TERM INVESTMENTS (Cost $3,964,286) - 32.32%		3,964,286

TOTAL INVESTMENTS (Cost $15,009,591) - 93.10%		11,421,504

OTHER ASSETS LESS LIABILITIES - 6.90%		846,123

NET ASSETS - 100.00%		$ 12,267,627

*Non-income producing security during the period

ADR-American Depositary Receipt

**Variable rate security, the coupon rate shown represents the yield at January 31, 2009

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2009 (UNAUDITED)

Shares		Value

CLOSED END MUTUAL FUNDS - 27.02%
10,000	Advantage Energy Income Fund (Canada)	$ 42,300
13,000	Advent Claymore Convert Securities & Inc. Fund	155,870
38,000	Alliance Bernstein Income Fund	272,080
20,000	Blackrock Dividend Acheivers Trust	150,600
18,000	BlackRock Global Equity	150,300
25,000	BlackRock Income Trust	153,750
5,000	Cohen & Steers Premium, Inc. Realty Fund	15,750
5,000	Cohen & Steers REIT & Preferred, Inc. Fund	27,750
25,000	DWS Multi-Market Income Trust	159,500
10,000	Eaton Vance Tax Advantaged Dividend Income Fund	110,000
10,000	Eaton Vance Tax Advantaged Global Dividend Income Fund	97,800
18,000	Eaton Vance Tax-Mana	194,940
12,000	Gabelli Dividend & Income Trust	118,440
13,000	Hyperion Brookfield Total Return Fund	63,440
35,000	Liberty All-Star Equity Fund	109,200
30,000	MFS Charter Income Trust	228,000
10,000	Nicholas Applegate Convertible	49,300
8,000	Nuveen Muni Advantage Fund	96,960
27,000	Putman Income Premier Income Trust	116,640
15,000	Royce Value Fund	116,250
4,606	S&P 500 Geared Fund, Inc.	41,316
2,000	Source Capital, Inc.	57,500
10,000	Templeton Emerging Markets Income	98,300
5,000	Western Asset Claymore Inflation-Linked Opportinies & Income Fund	53,500
15,000	Western Asset Emerging Markets Debt Fund, Inc.	133,950

TOTAL FOR CLOSED END MUTUAL FUNDS (Cost $4,666,478) - 27.02%		2,813,436

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

SCHEDULE OF INVESTMENTS - CONTINUED

JANUARY 31, 2009 (UNAUDITED)

Shares		Value

EQUITY SECURITIES - 3.86%
5,000	Merck & Co., Inc.	142,750
10,000	Penn West Energy Trust (Canada)	113,000
10,000	Pfizer, Inc.	145,800
45,000	Sea Containers Ltd. (Bermuda)	180

TOTAL FOR EQUITY SECURITIES (Cost $667,591) - 3.86%		401,730

EXCHANGE TRADED FUNDS - 6.26%
8,300	Financial Select Sector SPDR	76,692
500	Ishares iBoxx Investment Grade Corp Bond	49,910
500	Ishares TR Lehman TIPS Bond Fund	49,600
5,000	PowerShares QQQ	145,300
1,000	SPDR Gold Trust *	91,310
5,000	UltraShort 20+ Year Treasury Proshares	239,000

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $653,581) - 6.26%		651,812

PREFERRED SECURITIES - 18.63%
9,900	Allmerica Financial (Corts) 7.75%	150,678
4,800	AON Capital Trust A (Corts) 7.75%	86,640
9,800	Arch Cap Ltd Preferred 8.00%	215,600
7,300	BioMed Realty Trust 7.375%	102,930
5,812	Bristol-Meyers Squibb (Corts) 6.80%	142,394
2,300	Dpl Inc. 7.875%	52,325
4,700	Dpl, Inc.7.875%	105,750
3,400	Felcor Lodging Trust, Inc. 8.0%	18,700
5,500	Ford Motor Co (Cbtcs) 7.55%	27,500
2,100	Ford Motor Co 8.125%	10,500
3,100	Hertz Corp. 7.00%	34,100
500	Hilton Hotels Corp 8.00%	3,550
12,300	Hospitality Property Trust 7.00%	174,906

*Non-income producing security during the period.

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

SCHEDULE OF INVESTMENTS - CONTINUED

JANUARY 31, 2009 (UNAUDITED)

Shares		Value

PREFERRED SECURITIES - 18.63% (Continued)
6,200	JC Penney (Corts) 7.625%	90,768
6,000	LMG Pplus 6.70%	54,900
5,000	Morgan ST III 6.25%	81,100
5,000	Odyssey Re Holders Float US Lib + 325	77,750
6,190	SunAmerica (Corts) 6.70%	64,995
9,400	Telephone & Data 7.60% 12/01/41	165,910
8,000	Unum Provident (Pplus) 7.40%	112,000
9,400	US Cellular 7.50% 6/15/34	167,226

TOTAL FOR PREFERRED SECURITIES (Cost $3,134,959) - 18.63%		1,940,222

SHORT TERM INVESTMENTS - 39.04%
4,064,484	Fidelity Money Market Portfolio Class Select 0.67%**	4,064,484

TOTAL SHORT TERM INVESTMENTS (Cost $4,064,484) - 39.04%		4,064,484

TOTAL INVESTMENTS (Cost $13,187,093) - 94.81%		9,871,684

OTHER ASSETS LESS LIABILITIES - 5.19%		540,665

NET ASSETS - 100.00%		$ 10,412,349

* Variable rate security; the coupon rate shown represents the yield at January 31, 2009

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 2009 (UNAUDITED)

Assets:	Value Fund	Income Fund
Investments in Securities, at Value (Cost $15,009,591 and $13,187,093)	$11,421,504	$9,871,684
Receivables:
Due From Broker	847,667	508,600
Dividends and Interest	10,299	40,587
Prepaid Expenses	11,308	11,922
Total Assets	12,290,778	10,432,793
Liabilities:
Payables:
Accrued Management Fees	10,360	8,618
Accrued Administrative Fees	2,590	2,155
Other Accrued Expenses	10,201	9,671
Total Liabilities	23,151	20,444
Net Assets	$12,267,627	$10,412,349

Net Assets Consist of:
Paid In Capital (Note 5)	$18,972,013	$18,454,081
Accumulated Undistributed Net Investment Income	(14,819)	180,445
Accumulated Realized Loss on Investments	(3,101,480)	(4,906,768)
Unrealized Depreciation in Value of Investments	(3,588,087)	(3,315,409)
Net Assets, for 1,837,880 and 1,770,922 Shares Outstanding	$12,267,627	$10,412,349

Net Asset Value Per Share	$ 6.67	$ 5.88

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2009 (UNAUDITED)

Investment Income:	Value Fund	Income Fund
Dividends (net of foreign withholding of $1,660 and $3,491, respectively)	$ 89,260	$ 446,396
Interest	42,667	44,595
Total Investment Income	131,927	490,991

Expenses:
Advisory Fees (Note 3)	74,185	60,641
Administrative Fees	18,546	15,193
Distribution (12b-1) Fees	18,546	15,160
Transfer Agent Fees	15,193	15,160
Registration Fees	13,606	13,606
Custodian Fees	5,014	5,014
Audit Fees	4,613	4,613
Legal Fees	4,513	4,513
Trustee Fees	2,006	2,006
Printing and Mailing Fees	1,003	1,003
Miscellaneous Fees	752	752
Insurance Fees	536	536
Total Expenses	158,513	138,197

Net Investment Income (Loss)	(26,586)	352,794

Realized and Unrealized Loss on Investments:
Realized Loss on Investments	(1,681,773)	(2,731,766)
Net Change in Unrealized Depreciation on Investments	(3,094,920)	(1,212,799)
Realized and Unrealized Loss on Investments	(4,776,693)	(3,944,565)

Net Decrease in Net Assets Resulting from Operations	$(4,803,279)	$(3,591,771)

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	Year
	Ended	Ended
	1/31/2009	7/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (26,586)	$ 26,502
Net Realized Loss on Investments	(1,681,773)	(1,631,640)
Unrealized Depreciation on Investments	(3,094,920)	(641,105)
Net Decrease in Net Assets Resulting from Operations	(4,803,279)	(2,246,243)

Distributions to Shareholders:
Net Investment Income	-	(187,015)
Realized Gains	-	-
Total Distributions Paid to Shareholders	-	(187,015)

Capital Share Transactions (Note 5)	(1,436,601)	(482,815)

Total Decrease in Net Assets	(6,239,880)	(2,916,073)

Net Assets:
Beginning of Period	18,507,507	21,423,580

End of Period (Including Undistributed Net Investment Income (Loss) of $(14,819) and $11,766, respectively)	$12,267,627	$18,507,507

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	Year
	Ended	Ended
	1/31/2009	7/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 352,794	$ 1,092,699
Net Realized Loss on Investments	(2,731,766)	(2,145,550)
Capital Gain on Distributions from Portfolio Companies	-	78,929
Unrealized Depreciation on Investments	(1,212,799)	(1,245,466)
Net Decrease in Net Assets Resulting from Operations	(3,591,771)	(2,219,388)

Distributions to Shareholders:
Net Investment Income	(172,349)	(1,198,693)
Realized Gain (Loss)	-	(108,382)
Total Distributions Paid to Shareholders	(172,349)	(1,307,075)

Capital Share Transactions (Note 5)	(1,644,797)	743,019

Total Decrease in Net Assets	(5,408,917)	(2,783,444)

Net Assets:
Beginning of Period	15,821,266	18,604,710

End of Period (Including Undistributed Net Investment Income of $180,445 and $0, respectively)	$ 10,412,349	$15,821,266

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

FINANCIAL HIGHLIGHTS

	(Unaudited)
	Six Months	Year	Period *
	Ended	Ended	Ended
	1/31/2009	7/31/2008	7/31/2007

Net Asset Value, at Beginning of Period	$ 9.14	$ 10.32	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) **	(0.01)	0.01	0.13
Net Gain (Loss) on Securities (Realized and Unrealized)	(2.46)	(1.10)	0.23
Total from Investment Operations	(2.47)	(1.09)	0.36

Distributions:
Net Investment Income	-	(0.09)	(0.04)
Realized Gains	-	-	-
Total from Distributions	-	(0.09)	(0.04)

Net Asset Value, at End of Period	$ 6.67	$ 9.14	$ 10.32

Total Return ***	(26.86)%	(10.63)%	3.62%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 12,268	$ 18,507	$ 21,424
Before Waivers
Ratio of Expenses to Average Net Assets	2.13%	1.99%	1.91%****
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.36)%	0.13%	1.60%****
After Waivers
Ratio of Expenses to Average Net Assets	2.13%	1.99%	1.74%****
Ratio of Net Investment Income to Average Net Assets	(0.36)%	0.13%	1.77%****
Portfolio Turnover	107.18%	451.20%	31.18%

* For the period November 10, 2006 (commencement of investment operations) through

   July 31, 2007.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Assumes reinvestment of dividends. Not annualized for periods of less than one year.

****Annualized

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

FINANCIAL HIGHLIGHTS

	(Unaudited)
	Six Months	Year	Period *
	Ended	Ended	Ended
	1/31/2009	7/31/2008	7/31/2007

Net Asset Value, at Beginning of Period	$ 7.81	$ 9.54	$ 10.00

Income From Investment Operations:
Net Investment Income **	0.19	0.56	0.48
Net Gain (Loss) on Securities (Realized and Unrealized)	(2.03)	(1.61)	(0.45)
Total from Investment Operations	(1.84)	(1.05)	0.03

Distributions:
Net Investment Income	(0.09)	(0.62)	(0.49)
Realized Gains	-	(0.06)	-
Total from Distributions	(0.09)	(0.68)	(0.49)

Net Asset Value, at End of Period	$ 5.88	$ 7.81	$ 9.54

Total Return ***	(23.71)%	(11.65)%	0.22%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 10,412	$ 15,822	$ 18,605
Before Waivers
Ratio of Expenses to Average Net Assets	2.27%	2.27%	2.02%****
Ratio of Net Investment Income (Loss) to Average Net Assets	5.80%	5.80%	6.64%****
After Waivers
Ratio of Expenses to Average Net Assets	2.27%	2.27%	1.88%****
Ratio of Net Investment Income to Average Net Assets	5.80%	5.80%	6.78%****
Portfolio Turnover	27.19%	138.49%	96.47%

* For the period November 10, 2006 (commencement of investment operations) through

   July 31, 2007.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Assumes reinvestment of dividends. Not annualized for period of less than one year.

****Annualized

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2009 (UNAUDITED)

Note 1. Organization

The Fallen Angels Value Fund and the Fallen Angels Income Fund (each a “Fund” and collectively, the “Funds”) are diversified series of AMM Funds (the “Trust”), an open-end investment company that was organized as an Ohio business trust on June 20, 2006.  The Funds commenced operations on November 10, 2006. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Funds are the only series currently authorized by the Board of Trustees (“the Board”).  The investment adviser to the Funds is American Money Management, LLC (the “Advisor”).

The Fallen Angels Value Fund’s investment objective is to seek long-term capital appreciation. The Fallen Angels Income Fund’s investment objective is to seek high current income with the potential for capital appreciation.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Funds in preparing their financial statements:

Security Valuation- Each Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Funds’ Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilities electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Funds upon selling an asset or paid by the Funds to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs," to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of December 31, 2008 in valuing the Funds’ assets carried at fair value:

Value Fund

                                                                              Investments                  Other Financial

Valuation Inputs:                                                  In Securities                     Instruments

Level 1 – Quoted Prices                                       $11,421,504                          $         -

Level 2 – Significant Other Observable Inputs                       -                                     -

Level 3 – Significant Unobservable Inputs                             -                                     -

Total                                                                      $11,421,504                          $         -

Income Fund

                                                                              Investments                  Other Financial

Valuation Inputs:                                                  In Securities                     Instruments

Level 1 – Quoted Prices                                         $9,871,684                          $         -

Level 2 – Significant Other Observable Inputs                       -                                     -

Level 3 – Significant Unobservable Inputs                             -                                     -

Total                                                                        $9,871,684                          $         -

Option Writing- When either Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Repurchase Agreements- In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by a Fund may be delayed or limited.

Financial Futures Contracts- Each Fund invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. A Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, A Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Short Sales- The Funds may sell a security that they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Income Taxes - The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, a Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Funds policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

FAS 48 - The Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, on July 1, 2007. FASB Interpretation No. 48 requires that the tax effects of certain tax positions be recognized.  These tax provisions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds does not believe that any adjustments were necessary to the financial statements at adoption.

Share Valuation – The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m. Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. Each Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing – Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  Each Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

New Accounting Pronouncements – In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivatives Instruments and Hedging Activities” (“SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Distributions to Shareholders- Each Fund typically will distribute substantially all of its net investment income in the form of dividends and capital gains to its shareholders. The Fallen Angels Value Fund will distribute dividends and capital gains annually, and expects that distributions will consist primarily of capital gains. The Fallen Angels Income Fund will distribute dividends monthly and capital gains annually, and expects that distributions will consist primarily of ordinary income. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Management and Service Agreements

The Trust has a management agreement (the “Management Agreement”) with American Money Management, LLC (the “Advisor”) pursuant to which the Advisor, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investments program for the Funds consistent with each Funds investment objective and policies.  Under the Management Agreement, each Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% per Fund. For the six months ended January 31, 2009, the Advisor earned a fee of $74,185 and $60,641 for the Value Fund and Income Fund, respectively. The Funds owed the Advisor management fees of $10,360 and $8,618 for the Value Fund and Income Fund, respectively, as of January 31, 2009.

The Trust also has an administration agreement with the Advisor to furnish sponsorship, administrative and supervisory services as may from time to time be reasonably requested by the Trust and in general to provide supervision of the overall operations of the Trust. Under this agreement, each Fund pays the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.25%. For the period, the Advisor earned a fee of $18,546 and $15,193 from the Value Fund and Income Fund, respectively.  The Funds owed the Advisor administrative fees of $2,590 and $2,155 for the Value Fund and Income Fund, respectively, as of January 31, 2009.

The Funds have adopted a Plan pursuant to Rule 12b-1 under the 1940 Act whereby the Funds pay the Advisor for certain distribution and promotion expenses activities which are primarily intended to result in the sale of the Funds’ shares, including, but not limited to: advertising, printing of prospectuses and reports for prospective shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Funds. The Funds’ incur such distribution expenses at the rate of 0.25% per annum of the Funds average net assets. For the six months ended January 31, 2009, distribution (12b-1) fees of the Plan accrued fees of $18,546 and $15,160 under the plan from the Value Fund and Income Fund, respectively. The Funds owed the Advisor $2,590 and $2,143 for the Value Fund and Income Fund, respectively as of January 31, 2009.

Note 4. Related Party Transactions

Gabriel B. Wisdom is the control person of the Advisor and also serves as a trustee and officer of the Trust.  Mr. Wisdom receives benefits from the Advisor resulting from management, administration and distribution (12b-1) fees paid to the Advisor by the Funds.

Note 5. Capital Share Transactions

The Funds are authorized to issue an unlimited number of shares with no par value of separate series.  Paid in capital at January 31, 2009 was $18,972,013 and $18,454,081 representing 1,837,880 and 1,770,922 shares outstanding for the Value Fund and Income Fund, respectively.

Transactions in capital stock for the period ended January 31, 2009 were as follows:

	Value Fund		Income Fund
	Shares	Amount	Shares	Amount
Shares Sold	62,442	$537,937	64,161	$412,699
Shares issued in reinvestment of distributions	-	-	24,730	169,364
Shares redeemed	(256,893)	(1,974,538)	(344,919)	(2,226,860)
Net Increase (decrease)	(194,451)	$(1,436,601)	(256,028)	$(1,644,797)

Paid in capital at January 31, 2009 was $18,972,013 and $18,454,081 representing 1,837,880 and 1,770,922 shares outstanding for the Value Fund and Income Fund, respectively.

Transactions in capital stock for the fiscal year ended July 31, 2008 were as follows:

	Value Fund		Income Fund
	Shares	Amount	Shares	Amount
Shares Sold	294,361	$2,927,460	376,583	$3,361,619
Shares issued in reinvestment of distributions	18,608	187,015	147,051	1,303,019
Shares redeemed	(362,874)	(3,597,290)	(446,254)	(3,921,619)
Net Increase (decrease)	(49,905)	$(482,815)	(77,380)	$743,019

Paid in capital at July 31, 2008 was $20,408,614 and $20,098,879 representing 2,025,330 and 2,026,822 shares outstanding for the Value Fund and Income Fund, respectively.

Note 6. Investment Transactions

For the six months ended January 31, 2009, purchases and sales of investment securities other than U.S. Government obligations aggregated $11,190,361 and $13,180,723 for the Value Fund and $5,637,840 and $4,869,803 for the Income Fund, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively for each Fund.

Note 7. Tax Matters

For Federal income tax purposes, the cost of investments owned at January 31, 2009 was $15,009,591 for the Value Fund and $13,187,093 for the Income Fund.

At January 31, 2009, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Value Fund
Appreciation	Depreciation	Net Appreciation (Depreciation)
$119,980	($3,708,067)	($3,588,087)

Income Fund
Appreciation	Depreciation	Net Appreciation (Depreciation)
$72,274	($3,387,683)	($3,315,409)

The difference between book and tax cost for the Funds represents wash sales transactions.

As of January 31, 2009, the components of distributable earnings on a tax basis were as follows:

Value Fund
Undistributed ordinary income	$(14,766)
Accumulated net realized losses from investments	(3,101,480)
Unrealized depreciation on investments	(3,588,087)

Income Fund
Undistributed ordinary income	$180,445
Accumulated net realized losses from investments	(4,906,768)
Unrealized depreciation on investments	(3,515,409)

The Value Fund did not pay any distributions for the period ended January 31, 2009.

The Income Fund paid income distributions of 0.02 and 0.03 and 0.01 in the amounts of $35,293 and $118,589 and $18,468, respectively.

Note 8. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940 as amended. As of January 31, 2009, Charles Schwab for the benefit of its customers owned, in aggregate, approximately 95.60% and 93.90% of the Value Fund and Income Fund, respectively, and may be deemed to control the Funds.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

EXPENSE ILLUSTRATION

JANUARY 31, 2009 (UNAUDITED)

Expense Example

As a shareholder of the Fallen Angels Funds, you incur ongoing costs which typically consist of management fees, 12b-1 distribution and/or service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2008 through January 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Fallen Angels Value Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	8/1/2008	1/31/2009	8/1/2009 to 1/31/2009

Actual	$1,000.00	$731.36	$9.30
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,014.47	$10.82

* Expenses are equal to the Fund's annualized expense ratio of 2.13%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Fallen Angels Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	8/1/2008	1/31/2009	8/1/2008 to 1/31/2009

Actual	$1,000.00	$762.87	$10.09
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,013.76	$11.52

* Expenses are equal to the Fund's annualized expense ratio of 2.27%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGLES INCOME FUND

TRUSTEES AND OFFICERS

JANUARY 31, 2009 (UNAUDITED)

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the Investment Company Act of 1940, and each officer of the Company.

Name, Address and Year of Birth	Position & Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Current Directorships
Kelly C. Huang c/o American Money Management P.O. Box 675203 Rancho Santa Fe, CA 92067 Age: 42	Trustee since August 2006.	2

Management Consultant, self-employed (2002-present); Consultant, East Bay Small Business Development Center (2007-present); Consultant, Pyxis (2/2002-4/2002) (medical equipment); Product Manager, Supplypro (2000-2001) (industrial supply)

Ingram S. Chodorow P.O. Box 675167, Rancho Santa Fe, CA 92067 Age: 69	Trustee since August 2006.	2

President/CEO, Elsac Group, Inc.(2009), (investments), President/CEO, Placontrol, Inc. (1973-2009) (oral care products), CEO, Redfield Corp. (1987-2002) (medical devices); President, Technalytics, Inc. (1969-2008) (medical device development/licensing)

Linda J. Rock 1946 Zapo St. Del Mar, CA 92014 Age: 51	Trustee since August 2006.	2

Management consultant, self-employed (1990-present); Partner, Venture Management Associates (1999-2003) (investment banking, corporate development); Director, Garden Fresh Restaurant Corp (1986-1990) (restaurant chain), Consultant, Bain & Company (1983-1986).

Name, Address and Year of Birth	Position and Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Current Directorships
Miro Copic c/o American Money Management P.O. Box 675203 Rancho Santa Fe, CA 92067 Age: 46	Trustee since August 2006.	2

President/CEO, BottomLine Marketing (2001-present) (marketing); Senior Vice President, Marketing and Product Management, Hasbro, Inc. (Wizards of the Coast), (media/entertainment); (2002-2003); CEO, iGrapevine, ideaEdge Ventures (2001-2002); NewsCorp (1997-2000); Savoy Brands (1994-1997); PepsiCo (1987-1994)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, and Year of Birth	Position and Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Current Directorships
Gabriel B. Wisdom[1] P.O. Box 675203 Rancho Santa Fe, CA 92067 Age: 58	Trustee since June 2006; President since August 2006.	2	Chief Executive Officer and Managing Director, American Money Management, LLC (1999 to present)
Michael J. Moore P.O. Box 675203 Rancho Santa Fe, CA 92067 Age: 32	Treasurer since August 2006.	N/A	Chief Investment Officer, American Money Management (2001 to present);

Name, Address, and Year of Birth	Position and Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Current Directorships
Joseph D. Dang P.O. Box 675203 Rancho Santa Fe, CA 92067 Age: 31	Secretary since June 2006; CCO since August 2006.	N/A

Counsel and Chief Compliance Officer, American Money Management, LLC (2005 to present); Financial Analyst/Financial Planner, Ayco (financial planning subsidiary of Goldman Sachs) (2004 to 2005); Contract Attorney (2003; 4/2005-7/2005); University of San Diego School of Law (1999 to 2002)

1 Gabriel B. Wisdom is considered an "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Trust and President of the Funds' investment adviser.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

ADDITIONAL INFORMATION

JANUARY 31, 2009 (UNAUDITED)

Additional Information

The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 663-8023 to request a copy of the SAI or to make shareholder inquiries.

Proxy Voting

The Funds’ Advisor is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (866) 663-8023.  It is also included in the Funds’ State of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 595-4866 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on April 30 and October 31. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (866) 663-8023.

Renewal of Management Agreement

The continuation of the Management Agreement ("Management Agreement") between American Money Management, LLC ("Advisor") and the Trust was considered by the Board of Trustees at an in-person of the Board held on September 24, 2008.  Legal counsel to the Trustees reviewed the Trustees’ duties when considering the Management Agreement renewal.

The Trustees reviewed relative performance information for both Funds over varying time periods including since-inception and year-to-date.  The Trustees took particular note of the strong performance of the Value Fund on a year-to-date (July 31, 2008) basis relative to its benchmark index (the S&P 500) and relative to supplemental indices (the

Dow Jones Industrial Average and the Wilshire 5000).  The Advisor also presented performance information for the AMM Growth Composite, noting that it included all fee-paying accounts greater than $250,000 managed using the Advisor’s growth strategy.  Next, the Trustees reviewed the comparative performance information for the composite of other accounts managed by the Advisor under investment guidelines similar to those of the Value Fund.  Next, the Trustees took note of the strong performance of the Income Fund on a year-to-date (July 31, 2008) basis relative to its benchmark index (the iBoxx High Yield Index).  The Trustees also found that the performance of both Funds was in a range of reasonable expectations when compared to a peer group of mutual funds.  After further discussion, it was the consensus of the Trustees that the Funds’ performance was satisfactory.

As to the nature, extent, and quality of the services provided by the Advisor, the Board considered the Advisor’s investment philosophy and strategy.  In addition, the Trustees reviewed the Advisor’s Form ADV which described the operations and policies of the Advisor.  The Trustees also reviewed a description of the organization structure of the Advisor including a description of each employee's title, responsibilities and position within the reporting hierarchy of the Advisor.  The Trustees noted that the Advisor is adequately staffed relative to its responsibilities and obligations to the Funds.  They also observed that the Advisor's operational and compliance processes are well designed and give the Trustees confidence that the Funds will be managed in conformity with their respective investment objectives and restrictions.  Additionally, the Trustees noted some of the prominent features of the Advisor's investment process including a weekly meeting of an investment committee, which reviews financial market developments and the Advisor's current list of approved investments.  The Trustees also noted that the extent of services provided to the Funds is greater than most funds in that the Advisor expends resources and time promoting the Funds via radio and promotional investment seminars.  The Advisor certified to the Board that it had complied with the Trust’s Code of Ethics.  The Board also reviewed the Advisor’s unaudited financial statements through September 19, 2008.  Mr. Wisdom noted that there had been no litigation against the Advisor and that the Advisor had recently undergone a routine SEC inspection.  He also stated that the results of the inspection were unknown but not expected to be unfavorable.  The Advisor discussed their personnel and their Fund-related responsibilities.  The Board discussed the compliance activities of the Advisor.  Based on the information in the report and their discussions with the Advisors, the Trustees concluded that the Advisor has provided high quality advisory services to the Funds, and that the nature and extent of services provided by the Advisor were reasonable and consistent with the Board’s expectations.

The Trustees then reviewed information in the Report comparing the expense ratio of the Funds to those of a peer group.  The Advisor informed the Board that the Income and Value Fund had expense ratios of approximately 2.10% and 2.00% respectively and each had advisory fees of 1.00%.  They also discussed the 0.25% administration fee paid by each Fund to the Advisor, and the indirect benefits to the Advisor from the Rule 12b-1 fees.  The Board agreed the Funds’ expenses, including management fees, were in a range of reasonable expectations when compared to other funds with similar investment objectives and similar asset sizes based upon a peer group comparison derived from a Morningstar mutual fund database.  The Trustees concluded the Funds' management fees were fair and reasonable particularly considering the small size of the Funds.

As to costs incurred by and profits realized by the Advisor, the Board reviewed information regarding the Advisor’s income and expenses.  The Trustees observed that the Advisor, while profitable, does not appear to have an excessively high profit margin.  After discussion regarding the Advisor’s financial wherewithal based upon positive net income and balance sheet equity, the Board concluded that the Advisor has adequate resources to fulfill its responsibilities to the Funds.  The Trustees determined that the Advisor was not excessively profitable, and that a discussion of economies of scale was not yet relevant at this time due to the small size of the Funds, but that the issue should be considered again as the Funds grow.

The Trustees determined that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement and that renewal of the Management Agreement was in the best interests of the Trust and each Fund’s shareholders.

Board of Trustees

Ingram S. Chodorow

Miro Copic

Kelly C. Huang

Linda J. Rock

Gabriel B. Wisdom

Investment Adviser

American Money Management, LLC

P.O. Box 675203

Rancho Santa Fe, CA 92067

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the AMM Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

AMM Funds

By /s/Gabriel B. Wisdom, President

     Gabriel B. Wisdom

     President

Date: April 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gabriel B. Wisdom, President

      Gabriel B. Wisdom

      President

Date April 8, 2009

By /s/Michael Moore

      Michael Moore

      Treasurer

Date April 8, 2009